Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	333-260873
Entity Registrant Name	LSEB CREATIVE CORP.
Entity Central Index Key	0001888740
Entity Tax Identification Number	83-4415385
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N. Gould St.
Entity Address, Address Line Two	#4000
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	800
Local Phone Number	701-8561
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false